Summary - Invesco Global Equity Fund Class A,B,C,R,Y | Invesco Global Equity Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Global Equity Fund

Effective March 1, 2012, Invesco Global Equity Fund will change its name to Invesco Global Quantitative Core Fund.

Effective March 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“The Fund invests primarily in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.”

Summary - Invesco Global Equity Fund Class Institutional | Invesco Global Equity Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Global Equity Fund

Invesco Mid Cap Core Equity Fund

Invesco Growth Allocation Fund

Invesco Moderate Allocation Fund

Invesco Income Allocation Fund

Invesco Conservative Allocation Fund

Invesco International Allocation Fund

Invesco Small Cap Growth Fund

Effective March 1, 2012, Invesco Global Equity Fund will change its name to Invesco Global Quantitative Core Fund.

Effective March 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries — Invesco Global Equity Fund — Principal Investment Strategies of the Fund”:

“The Fund invests primarily in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.”

Summary - Invesco Van Kampen U.S. Mortgage Fund Class A,B,C,Y | Invesco Van Kampen U.S. Mortgage Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, Y and Institutional Class shares of the Fund listed below:

Invesco Van Kampen U.S. Mortgage Fund

Effective March 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“Under normal market conditions, Invesco Advisers, Inc. (the “Adviser”), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations (a “Federal Agency”), and in mortgage-backed securities privately issued in the United States.

Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters.”

Summary - Invesco Van Kampen U.S. Mortgage Fund Class Institutional | Invesco Van Kampen U.S. Mortgage Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, Y and Institutional Class shares of the Fund listed below:

Invesco Van Kampen U.S. Mortgage Fund

Effective March 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“Under normal market conditions, Invesco Advisers, Inc. (the “Adviser”), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations (a “Federal Agency”), and in mortgage-backed securities privately issued in the United States.

Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Central Index Key	dei_EntityCentralIndexKey	0000202032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 16, 2011
Prospectus Date	rr_ProspectusDate	May 2, 2011
Summary - Invesco Global Equity Fund Class A,B,C,R,Y | Invesco Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Global Equity Fund

Effective March 1, 2012, Invesco Global Equity Fund will change its name to Invesco Global Quantitative Core Fund.

Supplement Strategy Narrative [TextBlock]	aimgs_SupplementStrategyNarrativeTextBlock

Effective March 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“The Fund invests primarily in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.”

Summary - Invesco Global Equity Fund Class Institutional | Invesco Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Global Equity Fund

Invesco Mid Cap Core Equity Fund

Invesco Growth Allocation Fund

Invesco Moderate Allocation Fund

Invesco Income Allocation Fund

Invesco Conservative Allocation Fund

Invesco International Allocation Fund

Invesco Small Cap Growth Fund

Effective March 1, 2012, Invesco Global Equity Fund will change its name to Invesco Global Quantitative Core Fund.

Supplement Strategy Narrative [TextBlock]	aimgs_SupplementStrategyNarrativeTextBlock

Effective March 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries — Invesco Global Equity Fund — Principal Investment Strategies of the Fund”:

“The Fund invests primarily in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.”

Summary - Invesco Van Kampen U.S. Mortgage Fund Class A,B,C,Y | Invesco Van Kampen U.S. Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, Y and Institutional Class shares of the Fund listed below:

Invesco Van Kampen U.S. Mortgage Fund

Supplement Strategy Narrative [TextBlock]	aimgs_SupplementStrategyNarrativeTextBlock

Effective March 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“Under normal market conditions, Invesco Advisers, Inc. (the “Adviser”), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations (a “Federal Agency”), and in mortgage-backed securities privately issued in the United States.

Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters.”

Summary - Invesco Van Kampen U.S. Mortgage Fund Class Institutional | Invesco Van Kampen U.S. Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, Y and Institutional Class shares of the Fund listed below:

Invesco Van Kampen U.S. Mortgage Fund

Supplement Strategy Narrative [TextBlock]	aimgs_SupplementStrategyNarrativeTextBlock

Effective March 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“Under normal market conditions, Invesco Advisers, Inc. (the “Adviser”), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations (a “Federal Agency”), and in mortgage-backed securities privately issued in the United States.

Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters.”